Shareholders' equity - Additional information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended
	Apr. 26, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Class of Stock [Line Items]
Amounts available for distributions		¥ 1,311,894	¥ 1,193,497	¥ 1,069,296
Dividends on common stock per share		¥ 20	¥ 20	¥ 13
Cancellation of treasury stock		179,000,000
Minimum tradable quantity of share lot		100
Common stock held in treasury, shares		250,625,115	294,133,150
Common stock held in treasury, value		¥ 157,987	¥ 182,792
Repurchased shares of common stock		170,027,391	121,010,524	24,364,753
Subsequent Event [Member] | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date	May 16, 2018
Subsequent Event [Member] | Maximum [Member]
Class of Stock [Line Items]
Repurchased shares of common stock	100,000,000
Repurchased shares of common stock at cost	¥ 70,000
Share buyback program date	May 29, 2019
Affiliated companies [Member]
Class of Stock [Line Items]
Common stock held in treasury, shares		340,000	759,725	1,129,833
Common stock held in treasury, value		¥ 196	¥ 758	¥ 2,024